Annual Fund Operating Expenses	May 31, 2026
Angel Oak Multi-Strategy Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
Angel Oak Multi-Strategy Income Fund | Angel Oak Multi-Strategy Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.44%	[1]
Expenses (as a percentage of Assets)	1.58%
Fee Waiver or Reimbursement	(0.01%)	[2],[3]
Net Expenses (as a percentage of Assets)	1.57%
Angel Oak Multi-Strategy Income Fund | Angel Oak Multi-Strategy Income Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.44%	[1]
Expenses (as a percentage of Assets)	2.33%
Fee Waiver or Reimbursement	(0.01%)	[2],[3]
Net Expenses (as a percentage of Assets)	2.32%
Angel Oak Multi-Strategy Income Fund | Angel Oak Multi-Strategy Income Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%	[1]
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement	(0.01%)	[2],[3]
Net Expenses (as a percentage of Assets)	1.32%
Angel Oak UltraShort Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
Angel Oak UltraShort Income Fund | Angel Oak UltraShort Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.20%)	[4]
Net Expenses (as a percentage of Assets)	0.60%	[4]
Angel Oak UltraShort Income Fund | Angel Oak UltraShort Income Fund Class A1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.20%)	[4]
Net Expenses (as a percentage of Assets)	0.60%	[4]
Angel Oak UltraShort Income Fund | Angel Oak UltraShort Income Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	(0.20%)	[4]
Net Expenses (as a percentage of Assets)	0.35%	[4]
Angel Oak Income ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
Angel Oak Income ETF | Angel Oak Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Other Expenses (as a percentage of Assets):	0.01%	[5]
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.20%)	[6]
Net Expenses (as a percentage of Assets)	0.80%
Angel Oak UltraShort Income ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
Angel Oak UltraShort Income ETF | Angel Oak UltraShort Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.01%	[7]
Expenses (as a percentage of Assets)	0.56%
Fee Waiver or Reimbursement	(0.21%)	[8]
Net Expenses (as a percentage of Assets)	0.35%	[8]
Angel Oak High Yield Opportunities ETF | Angel Oak High Yield Opportunities ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.00%	[9]
Expenses (as a percentage of Assets)	0.55%
Angel Oak Mortgage-Backed Securities ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
Angel Oak Mortgage-Backed Securities ETF | Angel Oak Mortgage-Backed Securities ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Other Expenses (as a percentage of Assets):	0.00%	[10]
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.30%)	[11]
Net Expenses (as a percentage of Assets)	0.49%

[1]	“Other Expenses” include interest expense of 0.33% for each of Class A, Class C, and Institutional Class shares, 0.01% of acquired fund fees and expenses (“AFFE”), and reflects less than 0.01% of Angel Oak Capital Advisors, LLC’s (the “Adviser”) recoupment of fees previously waived. Interest expense and AFFE are borne by the Fund separately from the management fees paid to the Adviser. Excluding interest expense of the Fund, Total Annual Fund Operating Expenses After Fee Waiver are 1.24%, 1.99% and 0.99% for Class A, Class C, and Institutional Class shares, respectively. “Other Expenses” in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of the Prospectus, which reflects the actual operating expenses of the Fund for the fiscal year ended January 31, 2026 and does note include AFFE.
[2]	The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest expenses, dividend and interest expenses related to short sales, brokerage commissions, 12b-1 fees, AFFE, expenses incurred in connection with any merger or reorganization, any transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, litigation and potential litigation expenses, expenses of shareholder proposals, contested elections, or non-routine shareholder meetings, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.99% of the Fund’s average daily net assets (the “Expense Limit”) through September 30, 2027. The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.
[3]	The Adviser has contractually agreed to waive its fees through at least September 30, 2027 to the extent necessary to offset the proportionate share of the management fees incurred by the Fund through its investment in an underlying fund for which the Adviser also serves as investment adviser. This arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser.
[4]	Angel Oak Capital Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest expenses, dividend and interest expenses related to short sales, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, any transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, litigation and potential litigation expenses, expenses of shareholder proposals, contested elections, or non-routine shareholder meetings, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.35% of the Fund’s average daily net assets (the “Expense Limit”) through September 30, 2027. The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.
[5]	Angel Oak Capital Advisors, LLC (the “Adviser”) receives a “unitary fee” pursuant to which it is responsible for substantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the advisory fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Other Expenses consists of 0.01% of acquired fund fees and expenses (“AFFE”). AFFE is borne by the Fund separately from the management fees paid to the Adviser.
[6]	The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser which are waived), brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Fund, expenses, expenses of shareholder proposals, contested elections, or non-routine shareholder meetings, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.79% of the Fund’s average daily net assets (the “Expense Limit”) through September 30, 2027. The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.
[7]	Angel Oak Capital Advisors, LLC (the “Adviser”) receives a “unitary fee” pursuant to which it is responsible for substantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the advisory fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Other Expenses consists of 0.01% of acquired fund fees and expenses (“AFFE”). AFFE is borne by the Fund separately from the management fees paid to the Adviser.
[8]	The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser which are waived), brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Fund, expenses, expenses of shareholder proposals, contested elections, or non-routine shareholder meetings, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.34% of the Fund’s average daily net assets (the “Expense Limit”) through September 30, 2027. The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense. Fee Waiver/Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement have been restated to reflect the current expense limitation arrangement.
[9]	Angel Oak Capital Advisors, LLC (the “Adviser”) receives a “unitary fee” pursuant to which it is responsible for substantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the advisory fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (“AFFE”) (other than fees for funds advised by the Adviser and/or its affiliates), brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Fund, litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[10]	Angel Oak Capital Advisors, LLC (the “Adviser”) receives a “unitary fee” pursuant to which it is responsible for substantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the advisory fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[11]	The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser which are waived), brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Fund, expenses, expenses of shareholder proposals, contested elections, or non-routine shareholder meetings, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.49% of the Fund’s average daily net assets (the “Expense Limit”) through September 30, 2027. The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.